Share-based Compensation Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Expenses
Schedule of recognized share-based compensation expense

The Group recognized share-based compensation expense of RMB68,738, RMB61,736 and RMB20,464 for the years ended December 31, 2018, 2019 and 2020, respectively, which was classified as follows:

	For the Years Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$ (Note 2(d))
Cost of revenue	1,483	4,006	1,044	160
Research and product development	9,124	12,057	4,349	667
Sales and marketing	1,305	3,321	1,099	168
General and administrative	56,826	42,352	13,972	2,141
Total	68,738	61,736	20,464	3,136

Summary of the option activity under the 2008 plan

The following table summarizes the Company’s option activities:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	share options	Price	Contractual Life	Value
		US$	In Years	US$’000

Outstanding at January 1, 2020	19,872,396	1.74	5.85	3,914
Granted	—	—	—	—
Exercised	(572,679)	0.01	—	—
Forfeited	—	—	—	—
Modified	—	—	—	—
Outstanding at December 31, 2020	19,299,717	1.80	4.92	2,339
Vested and expected to vest at December 31, 2020	15,769,304	1.78	4.63	2,091
Exercisable at December 31, 2020	17,544,597	1.81	4.68	2,339

Schedule of assumptions used to estimate the fair value of option grant on the date of grant

The Company uses the binominal option pricing model to estimate the fair value of stock options. There was no option granted for the year ended December 31, 2020. The assumptions used to value the Company’s option grants for the years ended December 31, 2018 and 2019 were as follows:

	2018	2019

Expected volatility	49.9%	48.05%
Risk-free interest rate	2.97%	2.72%
Exercise multiple	2.2-2.8	2.2-2.8
Expected dividend yield	0%	0%
Time to maturity (in years)	10	10
Expected forfeiture rate (post-vesting)	0%-20%	0%-20%
Fair value of the common share on the date of option grant	US$1.24-1.35 (RMB8.54-9.31)	US$1.5 (RMB10.42)

Summary of restricted shares activity

The following table summarizes the Company’s restricted shares activity under the plans:

	Numbers of	Weighted average
	restricted shares	grant date fair value
Restricted shares as of January 1, 2020	126,894	2.23
Granted	—	—
Vested	(52,488)	2.23
Forfeited	—	—
Restricted shares as of December 31, 2020	74,406	2.23
Vested and expected to vest at December 31, 2020	74,406	2.23